Business, Liquidity and Summary of Significant Accounting Policies (Cash and Cash Equivalents) - Additional Information (Detail)	Mar. 31, 2016 USD ($)
Accounting Policies [Abstract]
Interest bearing and non-interest bearing accounts guaranteed by FDIC	$ 250,000